Note 15 - Other Long-term Liabilities - Other Long-term Liabilities (Details) € in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Provision for retirement indemnities (Japan & France), less current portion		€ 2,222		€ 2,008
Provision for Asset Retirement Obligation (Japan) less current portion		118		101
Long term portion		191		184
Conditional government advances, less current portion		1,039		1,039
Accrued interest less current portion		30
Total		3,800		3,681
ITALY
Provision for employee termination indemnities, less current portion		€ 170		€ 349
KOREA, REPUBLIC OF
Provision for employee termination indemnities, less current portion | $	$ 30